The Sentinel Funds

Class A, Class C, Class I, Class R3, Class R6 and Class S

Supplement dated May 1, 2017

to the Summary Prospectuses and Prospectus

dated March 30, 2017, as supplemented to date

Sentinel Balanced Fund and Sentinel Common Stock Fund

Retirement of Daniel J. Manion, CFA, Portfolio Manager

Daniel J. Manion, CFA, Director of Equity Research with Sentinel Asset Management, Inc. (“Sentinel”) and co-portfolio manager of the Sentinel Balanced and Sentinel Common Stock Funds has retired from Sentinel.

Sentinel Balanced Fund

The section of the Prospectus titled “Fund Summaries – Sentinel Balanced Fund – Management – Portfolio Managers” is hereby modified, effective immediately, to read in its entirety as follows:

Portfolio Manager. Jason Doiron, portfolio manager and Head of Investments with Sentinel, has been a portfolio manager of the Fund since 2012.

Sentinel Common Stock Fund

The section of the Prospectus titled “Fund Summaries – Sentinel Common Stock Fund – Management – Portfolio Managers” is hereby modified, effective immediately, to read in its entirety as follows:

Portfolio Manager. Hilary Roper, portfolio manager with Sentinel, has been a portfolio manager of the Fund since 2010.

Management of the Funds

The section of the Prospectus titled “Management of the Funds” as it relates to the specific individuals who manage each of the Sentinel Balanced and Sentinel Common Stock Funds is hereby modified, effective immediately, as follows:

Balanced Fund

Jason Doiron manages the Balanced Fund with assistance from equity and fixed income portfolio managers and analysts. Mr. Doiron has been employed by Sentinel since 2008 and is Head of Investments at Sentinel. He has co-managed or managed the Fund since 2012. From 2005 to 2008, Mr. Doiron was Director—Quantitative Trading and Strategies Group for the Royal Bank of Canada's Capital Markets Group and from 2003 to 2005 he was a Senior Quantitative Analyst - Fixed Income Derivatives for Citigroup Global Investments. Mr. Doiron holds the Financial Risk Manager and Professional Risk Manager designations.

Common Stock Fund

Hilary Roper manages the Common Stock Fund. Ms. Roper has been employed by Sentinel since 1998 as an equity analyst and has co-managed or managed the Fund since 2010. She holds the Chartered Financial Analyst designation.